SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, value, authorized		$ 100,000	$ 100,000
Common stock, value, issued		$ 80,580	$ 80,504
Common stock, shares authorized (in shares)		100,000,000
Common shares, par value (in dollars per share)		$ 1.00	$ 1.00
Common shares, shares issued (in shares)		80,579,295	80,503,364
Common shares, shares outstanding (in shares)		80,579,295	80,503,364
Share capital:
Shares issued upon exercise of share options		76,000	267,000	1,604,000
Authorized amount of share repurchase program (in shares)	1,000,000
Remaining amount in share repurchase program (in shares)		300,000
Number of treasury shares held:
At beginning of period		0	0	150,000
Disposed of during the year		0	0	(150,000)
At end of period		0	0	0
Common stock
Share capital:
Shares issued upon exercise of share options		100,000	300,000
Golar LNG Energy Limited | Common stock
Share capital:
Shares issued in relation to acquisition				11,600,000